Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of warrants activity
	Number of warrants	Weighted average life	Expiration dates
Public warrants assumed from Wealthbridge’s initial Public Offering on February 5, 2019	5,750,000
Private warrants assumed from Wealthbridge’s private placement on February 5, 2019	270,000
Balance of warrants outstanding as of December 31, 2020	6,020,000	3.1 years	February 4, 2024
Additional warrants upon exercise of UPO	100,000
Exercised	(96,300)
Balance of warrants outstanding as of December 31, 2021	6,023,700
Balance of warrants exercisable as of December 31, 2021	6,023,700	2.1 years	February 4, 2024